Taxes Recoverable - Summary of Taxes Recoverable (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Tax assets recoverable [line items]
Social Security Tax (INSS)	11.00%
Withholding taxes - PIS, COFINS and CSLL	4.65%
Withholding Income Tax (IRRF)	1.50%